Property, Plant and Equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Capitalized borrowing costs	€ 27,772	€ 36,892	€ 25,184
Losses on disposals of property, plant and equipment	€ 3,465	€ 5,813